Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 signs	Dec. 31, 2011	Dec. 31, 2010
Maximum aggregate contingency subject to performance requirements of the seller	$ 30,000,000
Rent expense	1,140,000,000	1,160,000,000	1,100,000,000
Payment of income tax expense due to settlement	$ 10,900,000
Static signs converted to digital	83